CONVERTIBLE NOTES (Details Narrative) - USD ($)											3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Mar. 03, 2023	Jan. 03, 2023	Jan. 01, 2023	Nov. 30, 2022	Oct. 17, 2022	Sep. 02, 2022	Jul. 28, 2022	Mar. 28, 2022	Mar. 23, 2022	Feb. 04, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 02, 2022	Oct. 17, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Unamortized debt discount											$ 63,345		$ 63,345				$ 213,081
Common stock issued for cash																	15,000	$ 65,000
Interest expense											431,369	$ 224,821	1,014,916	$ 329,188			1,532,186	800,822
Debt discount													203,607	144,935			458,616	296,541
Accrued interest																	103,234
Repayments of related party													228,190	192,244			390,621	676,938
Notes payable											1,889,762		1,889,762				1,885,616	102,762
Convertible notes payable											8,900,000		8,900,000
Cash payments on promissory notes													91,513	$ 51,128			131,339	982,086
Accrued interest											639,414		639,414				352,884	$ 178,563
Rancho Costa Verde Development, LLC [Member]
Short-Term Debt [Line Items]
Common stock issued for cash		$ 1,800,000
Rancho Costa Verde Development, LLC [Member] | International Real Estate Development LLC [Member]
Short-Term Debt [Line Items]
Interest expense													222,500
Debt, interest rate			12.00%
Debt instrument maturity date			Mar. 31, 2024
Debt instrument, interest rate			5.00%
Debt instrument, description			The convertible note is convertible commencing on April 1, 2023 at the option of the holder into shares of common stock at a 10% discount to market price.
Debt instrument, principal balance			$ 8,900,000
Installment payments			$ 2,225,000
[custom:AccuredInterest-0]											222,500		222,500
Mast Hill Fund, L.P [Member]
Short-Term Debt [Line Items]
Accrued interest																	23,700
Debt instrument, principal balance																	250,000
Penalty paid																	10,500
Blue Lake Partners LLC [Member]
Short-Term Debt [Line Items]
Accrued interest																	23,400
Debt instrument, principal balance																	250,000
Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Interest expense																	4,061
Convertible Promissory Note [Member] | Diagonal Note #1 [Member]
Short-Term Debt [Line Items]
Gross proceeds							$ 85,000
Net proceeds							80,750
Debt instrument net of issuance costs							$ 4,250
Unamortized debt discount											0		0				2,479
Debt instrument, percentage							9.00%
Debt instrument converted amount													$ 15,000
Debt instrument converted amount, shares													242,404
Interest expense													$ 37,900
Accrued interest											0		0				3,700
Debt discount													4,250
Accrued interest													1,060
Debt instrument, convertible, description							At any time after issuance, the note is convertible into shares of our common stock at the greater of a fixed rate or discount to the market price. The note includes a prepayment feature at a premium of 25% from the issuance date and up to 180 days
Unpaid principal and interest, rate							50.00%
Repayments of related party													111,594
Notes payable											0		0				85,000
Convertible Promissory Note [Member] | Diagonal Note #2 [Member]
Short-Term Debt [Line Items]
Gross proceeds						$ 64,250
Net proceeds						60,000
Debt instrument net of issuance costs						$ 4,250									$ 4,250
Unamortized debt discount											0		0				42,876
Debt instrument, percentage						9.00%									9.00%
Interest expense													16,620
Accrued interest											0		0				1,900
Debt discount													16,200
Debt instrument, convertible, description						At any time after issuance, the note is convertible into shares of our common stock at the greater of a fixed conversion rate or discount to the market price. The note includes a prepayment feature at a premium of 25% from the issuance date and up to 180 days
Unpaid principal and interest, rate						50.00%
Repayments of related party						$ 71,000
Notes payable											0		0				64,250
Repayments of debt						11,798
Debt extinguishment													27,019
Convertible Promissory Note [Member] | Diagonal Note #3 [Member]
Short-Term Debt [Line Items]
Gross proceeds					$ 142,276
Net proceeds					122,782
Debt instrument net of issuance costs					$ 19,494
Unamortized debt discount											5,686		5,686				15,433
Debt instrument, percentage					10.00%
Interest expense													5,691				14,227
Accrued interest																	12,804
Debt discount													19,494
Accrued interest													9,747
Repayments of debt													79,715
Debt instrument, guaranteed					guaranteed twelve-month coupon or $14,227
Debt instrument maturity date					Oct. 17, 2023
Installment payments				$ 15,650
Interest paid																	1,423
Convertible notes payable											42,773		42,773				122,488
Convertible Promissory Note [Member] | Diagonal Note #4 [Member]
Short-Term Debt [Line Items]
Gross proceeds	$ 104,250
Net proceeds	100,000
Debt instrument net of issuance costs	$ 4,250
Debt instrument, percentage	9.00%
Debt instrument maturity date	Mar. 03, 2023
Debt instrument, interest rate	22.00%
Debt instrument, description	The note includes a prepayment feature at a premium of up to 25% from the issuance date and up to 180 days. The note includes a 50% penalty premium on unpaid principal and interest upon an event of default.
Convertible Promissory Note [Member] | Mast Hill Fund, L.P [Member]
Short-Term Debt [Line Items]
Gross proceeds									$ 250,000
Net proceeds									211,250
Debt instrument net of issuance costs									13,750
Unamortized debt discount									$ 25,000		0		0				50,742
Debt instrument, percentage									12.00%
Monthly installments amount									$ 35,000
Common stock issued for cash, shares									225,000
Common stock issued for cash									$ 101,000
Warrants to purchase shares of common stock									343,750
Warrant exercise price per share									$ 0.80
Warrant term									5 years
Debt conversion price per share									$ 0.35
Debt instrument converted amount													$ 81,730
Debt instrument converted amount, shares													834,760
Principal balance owed											250,000		$ 250,000				250,000
Interest expense													13,200				23,700
Accrued interest											$ 25,180		$ 25,180				$ 23,700
Debt, interest rate											25.00%		25.00%				25.00%
Default penalty											$ 0		$ 0				$ 68,426
Default penalty											1,615		1,615
Debt instrument, debt default, amount													70,000
Debt discount													219,832				219,832
Accrued interest													50,742
Interest expense, amortized																	169,090
Accounts payable and accrued interest																	68,426
Fair value of the warrants																	71,000
Accrued interest																	23,700
Convertible Promissory Note [Member] | Blue Lake Partners LLC [Member]
Short-Term Debt [Line Items]
Gross proceeds								$ 250,000
Net proceeds								211,250
Debt instrument net of issuance costs								13,750
Unamortized debt discount								$ 25,000			0		0				53,097
Debt instrument, percentage								12.00%
Monthly installments amount								$ 35,000
Common stock issued for cash, shares								225,000
Common stock issued for cash								$ 101,000
Warrants to purchase shares of common stock								343,750
Warrant exercise price per share								$ 0.80
Warrant term								5 years
Debt conversion price per share								$ 0.35
Principal balance owed											250,000		250,000				250,000
Interest expense													13,400
Accrued interest											$ 36,740		$ 36,740				$ 23,400
Debt, interest rate											25.00%		25.00%				25.00%
Default penalty											$ 68,344		$ 68,344				$ 68,344
Debt discount													219,607				219,607
Accrued interest													$ 53,097
Interest expense, amortized																	166,510
Accounts payable and accrued interest																	68,344
Convertible Promissory Note [Member] | Sixth Street Lending Llc [Member]
Short-Term Debt [Line Items]
Gross proceeds										$ 116,200
Net proceeds										100,000
Debt instrument net of issuance costs										3,750
Unamortized debt discount										$ 12,450
Debt instrument, percentage										10.00%
Monthly installments amount										$ 12,782							127,820
Debt discount																	16,200
Accrued interest																	11,620
Debt instrument, guaranteed										twelve-month coupon of $16,200
Debt instrument, conversion percentage										25.00%
Cash payments on promissory notes																	116,200
Interest expense, amortized																	16,200
Convertible Promissory Note [Member] | Sixth Street Lending Llc [Member] | Diagonal Note #3 [Member]
Short-Term Debt [Line Items]
Monthly installments amount					$ 12,782
Convertible Promissory Note [Member] | One Thousand Eight Hundred Diagonal Lending Inc [Member] | Diagonal Note #1 [Member]
Short-Term Debt [Line Items]
Gross proceeds							$ 85,000
Net proceeds							80,750
Debt instrument net of issuance costs							$ 4,250
Unamortized debt discount																	2,479
Debt instrument, percentage							9.00%
Debt discount																	4,250
Debt instrument, convertible, description							At any time after issuance, the note is convertible into shares of our common stock at the greater of a fixed rate or discount to the market price. The note includes a prepayment feature at a premium of 25% from the issuance date and up to 180 days
Unpaid principal and interest, rate							50.00%
Notes payable																	85,000
Interest expense, amortized																	1,771
Accrued interest																	3,700
Convertible Promissory Note [Member] | One Thousand Eight Hundred Diagonal Lending Inc [Member] | Diagonal Note #2 [Member]
Short-Term Debt [Line Items]
Gross proceeds						64,250
Net proceeds						60,000
Debt instrument net of issuance costs						$ 4,250									$ 4,250
Unamortized debt discount																	2,833
Debt instrument, percentage						9.00%									9.00%
Interest expense																	1,900
Debt discount																	4,250
Debt instrument, convertible, description						At any time after issuance, the note is convertible into shares of our common stock at the greater of a fixed conversion rate or discount to the market price. The note includes a prepayment feature at a premium of 25% from the issuance date and up to 180 days
Unpaid principal and interest, rate															50.00%
Notes payable																	64,250
Interest expense, amortized																	1,417
Accrued interest																	1,900
Convertible Promissory Note [Member] | One Thousand Eight Hundred Diagonal Lending Inc [Member] | Diagonal Note #3 [Member]
Short-Term Debt [Line Items]
Gross proceeds					142,276
Net proceeds					122,782
Debt instrument net of issuance costs					$ 19,494
Unamortized debt discount																	15,433
Debt instrument, percentage					10.00%
Accrued interest																	12,804
Debt discount																	19,494
Debt instrument, guaranteed																twelve-month coupon or $14,227
Convertible notes payable																	122,488
Debt instrument, principal balance																	19,788
Installment payments				$ 15,650
Interest expense																	14,227
Interest paid																	$ 1,423